Cost of Sales	6 Months Ended
Jun. 30, 2024
Cost of Sales [Abstract]
Cost of sales
3.	Cost of sales

	For the three months ended June 30,		For the six months ended June 30,
	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
	(in €)

Cost of sales	348,153	—	568,674	—
Total	348,153	—	568,674	—

The cost of sales during the three and six months ended June 30, 2024 primarily consisted of write-downs of short-lived inventories.